Discontinued Operations (Narrative) (Detail) (USD $)	12 Months Ended				12 Months Ended						0 Months Ended	1 Months Ended			12 Months Ended			12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Tysabri - ROW [Member]	Dec. 31, 2011 Tysabri - ROW [Member]	Dec. 31, 2010 Tysabri - ROW [Member]	Dec. 31, 2012 Tysabri [Member]	Dec. 31, 2012 Tysabri [Member] Up To $2.0 Billion [Member]	Dec. 31, 2012 Tysabri [Member] Above $2.0 Billion [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Mar. 31, 2012 Alkermes Plc [Member]	Mar. 13, 2012 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member]	Dec. 31, 2011 Alkermes Plc [Member]	Mar. 12, 2012 Alkermes Plc [Member]	Dec. 31, 2012 Alkermes Plc [Member] Shares Held In AFS Investment [Member]	Jan. 31, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Feb. 06, 2013 Alkermes Plc [Member] Subsequent Event [Member]	Sep. 16, 2011 Alkermes Plc [Member] Initial Carrying Value Of Equity Method Investment [Member]	Dec. 31, 2012 Prothena [Member]	Sep. 16, 2011 Alkermes Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of royalty interest earned								12.00%
Upfront payment to be received after exit from the existing collaboration arrangements								$ 3,250,000,000
Global net sales					745,100,000	764,100,000	636,800,000	2,000,000,000
Percentage of royalty interest earned									18.00%	25.00%
Number of ordinary shares issued																						1
Number of ordinary shares converted																						41
Total value of the Prothena distribution in specie																						105,700,000
Common shares issued	594,949,536	589,346,275																				3,200,000
Equity interest percentage			30.00%								25.00%	6.00%		25.00%	25.00%			6.00%				18.00%
Available for sale investment																	126,500,000					22,900,000
Cash received during merger														500,000,000
Ordinary shares received from divesture of businesses											31,900,000	7,750,000		31,900,000				7,750,000					31,900,000
Carrying amount of equity method investment, less carrying value and transaction costs	14,000,000	675,800,000	209,000,000	235,000,000							528,600,000			528,600,000	528,600,000	527,900,000					528,600,000
Equity method investment closing share price											$ 16.57			$ 16.57									$ 16.57
Ordinary shares sold												24,150,000	24,150,000		24,150,000				7,750,000
Net proceeds on disposal of shares													380,900,000							169,700,000
Percentage of ordinary shares sold													76.00%
Tysabri ROW revenue	200,000	4,000,000	43,100,000		316,600,000	317,600,000	258,300,000
Net loss on divestment of business																652,900,000						17,900,000
Transaction and other costs	(17,100,000)	654,500,000																				17,100,000
Non-cash stock compensation																						800,000
Percentage of ordinary shares sold												76.00%
Proceeds from sale of ordinary share	380,900,000											380,900,000								169,700,000
Net loss on disposal															(13,300,000)
Net loss on equity method investments	$ (221,800,000)	$ (81,100,000)	$ (26,000,000)												$ 7,200,000	$ 700,000